COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Leases
	2013	2014	2015	2016	2017	Thereafter
Operating Leases:	$484,000	$486,000	$487,000	$326,000	$-	$-